Income Taxes - Summary of Tax Effects of Temporary Differences to Deferred Tax Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Accrued expenses and others	¥ 83,324	$ 11,969	¥ 39,933
Bad debt provision	32,654	4,690	26,222
Net operating losses carried forward	801,430	115,118	666,887
Recorded cost relating to capitalized assets	2,943,758	422,844	1,976,584
Fixed assets depreciation	17,967	2,581	14,784
Valuation allowance	(3,751,855)	(538,920)	(2,620,045)
Deferred tax assets, net	127,278	18,282	104,365
Deferred tax liabilities:
Long-lived assets arising from acquisitions	¥ 122,498	$ 17,596	¥ 176,897